Other income (Tables)	12 Months Ended
Dec. 31, 2021
Other Income [Abstract]
Other income

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Grant income	2,096	197	—
R&D expenditure credits	1,653	1,008	534
	3,749	1,205	534